Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Provisions Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions and contingencies
	2022	2021
Provisions and contingencies
Balance as of January 1	$501	$1,829
Effect of changes in foreign exchange rates	9	(209)
Provisions made	43	—
Provisions used	(415)	(1,119)
Balance as of December 31	$138	$501